Stock Options (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of Black-Scholes-Merton option valuation model assumptions

	2021	2020
Expected Life (Years)	7.00	7.00
Dividend yield	3.18%	6.04%
Interest rate	1.02%	0.74%
Volatility	37.84%	29.04%

Summary of option activity under stock option plans

			Weighted
		Weighted	average
		average	remaining	Aggregate
	Number of	exercise	contractual	intrinsic
	options	price	term (years)	value ($)
				(in Thousands)
Options outstanding at December 31, 2020	651,127	$27.24
Plus: Options granted	18,000	37.76
Less:
Options exercised	110,000	21.94
Options expired	—	—
Options forfeited	38,576	33.19
Options outstanding at December 31, 2021	520,551	28.28	4.49	$7,344

Options fully vested and exercisable at December 31, 2021	290,914	$23.29	2.71	$5,557

Schedule of other information pertaining to option activity

	Twelve Months Ended December 31,
	2021	2020	2019
Weighted average grant date fair value of stock options granted	$10.20	$2.46	$7.38
Total fair value of stock options vested	$1,308,000	$1,218,000	$1,333,000
Total intrinsic value of stock options exercised	$2,536,000	$356,000	$2,373,000